SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9 -         SHAREHOLDERS' EQUITY

A.	Share Trading Market

The Company's shares are listed and traded in the United States on the Nasdaq Capital Market.

B.	Share Option and Restricted Shares Plans

In October 2004, the Company's Board of Directors adopted the 2004 Share Option and Restricted Shares Incentive Plan (the "2004 Share Option Plan") pursuant to which 240,000 Ordinary Shares were reserved for issuance upon the exercise of options to be granted to directors, officers, employees and consultants of the Company. The exercise price of an option granted under the 2004 Share Option Plan may be no less than 95% of the fair market value of an Ordinary Share, as determined by the Board on the date that an option is granted. An option granted under the 2004 Share Option Plan may be exercised over a 10-year term unless otherwise determined by the Board. A grantee is responsible for all personal tax consequences of a grant and the exercise thereof.

In December 2005, our Board of Directors increased the 2004 Share Option Plan share reserve by an additional 250,000 shares.

In November 2007, the Company's Board of Directors approved the transfer of a pool of 618,500 unallocated options from a previous stock option plan adopted in April 1998 (the "1998 Share Option Plan") to the 2004 Share Option Plan for future grants.

A summary of the status of the 2004 Share Option Plan as of December 31, 2013, 2012 and 2011, and changes during the years ending on those dates, is presented below:

	Year ended December 31,
	2 0 1 3		2 0 1 2		2 0 1 1
	(in thousands)
	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price
Outstanding at beginning of year	20,905	$2.25	59,905	$2.56	400,655	$2.21
Granted	-	-	-		-	-
Exercised	(20,905)	$2.25	(39,000)	$2.72	(340,750)	$2.15
Cancelled	-	-	-		-	-
Outstanding at year end	-	-	20,905	$2.25	59,905	$2.56
Options exercisable at year end	-	-	20,905	$2.25	59,905	$2.56
Weighted average fair value of options granted during the year	-		-		-

On September 10, 2013, the Company granted an aggregate of 334,500 restricted shares under the 2004 Share Option Plan to certain of its directors, executive officers and employees, in consideration for a purchase price of NIS 0.10 per share, subject to a reverse vesting schedule of three years, such that the Company's right to repurchase the shares for no consideration, shall lapse with respect to 33.33% on the first anniversary from the date of grant and thereafter each quarter of continued engagement with the Company, 8.3325% of the restricted shares shall be released from the Company's repurchase right.

The Company intends to grant additional options and/or restricted shares under the 2004 Share Option Plan to its directors, executive officers and employees. At December 31, 2013 a reserve of 307,417 shares were available under the 2004 Share Option Plan for grants of options or restricted shares to directors, officers, employees and consultants of the Company.